Employee Future Benefits - Summary of Weighted Average Duration of the Defined Benefit Obligations (Detail) - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension plans [Member] | U.S. plans [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration (in years) of the defined benefit obligations	9.5	9.2
Pension plans [Member] | Canadian plans [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration (in years) of the defined benefit obligations	12.8	12.7
Retiree welfare plans [Member] | U.S. plans [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration (in years) of the defined benefit obligations	9.8	9.1
Retiree welfare plans [Member] | Canadian plans [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration (in years) of the defined benefit obligations	14.2	14.2